Related party transactions - Outstanding Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Datang Microelectronics Technology Co., Ltd.
Related party transactions
Amounts due from related parties	$ 4,279	$ 6,354	$ 5,338
Datang Semiconductor Co., Ltd.
Related party transactions
Amounts due from related parties	302		61
Leadcore
Related party transactions
Amounts due from related parties			1,948
Amounts due to related parties			3,667
Toppan SMIC Electronic (Shanghai) Co., Ltd ("Toppan")
Related party transactions
Amounts due from related parties	670	615	317
Amounts due to related parties	888	2,414	1,148
Brite
Related party transactions
Amounts due from related parties	12,951	6,507	5,661
Amounts due to related parties		279	141
Jiangsu Changjiang Electronics Technology Co., Ltd. (“JCET”)
Related party transactions
Amounts due from related parties	21		27
Amounts due to related parties	$ 3	736	2
China Fortune-Tech Capital Co., Ltd ("China Fortune-Tech")
Related party transactions
Amounts due from related parties		$ 38	$ 40